Leases - Summary of Lessee, Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Leases [Abstract]
Operating lease costs:	$ 1,249	$ 2,416
Amortization of ROU asset	13	27
Interest expense	1	3
Short-term lease costs	103	212
Variable lease costs	$ 222	$ 427